Income Taxes - Summary of provisions for income tax expense/(benefit) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current tax benefit	¥ (2,267)	¥ (5,914)	¥ (72,211)
Deferred tax expense	6,912	18,890	1,817
Income tax (benefit)/expense	¥ 4,645	¥ 12,976	¥ (70,394)